Intangible and Other Long-Term Assets - Schedule of Reconciliation Between the Opening and Closing Balances (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Between the Opening and Closing Balances [Line Items]
Beginning Balance	$ 2,298,081	$ 2,325,255
Cancellations	(35,476)	(27,174)
Ending Balance	(2,262,605)	2,298,081
Original Value [Member]
Schedule of Reconciliation Between the Opening and Closing Balances [Line Items]
Beginning Balance	4,559,330	4,594,619
Additions	11,893	7,344
Cancellations	(35,476)	(27,174)
Adjustment effect of the year		(15,459)
Ending Balance	4,535,747	4,559,330
Accumulated amortization [Member]
Schedule of Reconciliation Between the Opening and Closing Balances [Line Items]
Beginning Balance	(2,261,249)	(2,269,364)
Additions	(11,893)	(7,344)
Adjustment effect of the year		15,459
Ending Balance	$ (2,273,142)	$ (2,261,249)